Investments - Proceeds from Available-for-Sale Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Available-for-sale securities, proceeds and realized gains (losses) included in earnings
Proceeds from sales	$ 60,872	$ 3,062	$ 6,303
Gross realized gains	5,202	416	404
Gross realized losses	$ (495)	$ (27)	$ (106)
Other information
Average period of time for which securities were traded continuously at a price below book value for securities sold at a loss	15 months
Assurant Employee Benefits
Available-for-sale securities, proceeds and realized gains (losses) included in earnings
Gross realized gains	$ 5,150
Gross realized losses	$ (482)